INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2022	December 31, 2021
Finished goods	$132,266	$172,865
Raw materials and supplies	4,011,930	5,361,693
	$4,144,196	$5,534,558